Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Net income		$ 1,052,377	$ 932,147
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,269,897	1,226,121
Net recoveries related to Ukraine Conflict		(22,749)	(15,072)
Asset impairment		30,356	36,433
Amortization of debt issuance costs, debt discount, debt premium and lease premium		116,181	130,723
Maintenance rights write-off	[1]	184,118	214,821
Maintenance liability release to income		(112,413)	(145,006)
Net gain on sale of assets		(289,039)	(265,449)
Deferred tax expense		148,777	145,085
Share-based compensation		57,668	48,669
Collections of finance leases		203,113	233,812
Loss (gain) on investments at fair value		4,684	(3,986)
Loss on debt extinguishment		7,020	3,851
Other		(4,719)	(16,089)
Changes in operating assets and liabilities:
Trade receivables		24,305	65,486
Other assets		165,557	(56,712)
Accounts payable, accrued expenses and other liabilities		(50,620)	21,762
Net cash provided by operating activities		2,784,513	2,556,596
Purchase of flight equipment		(2,177,406)	(2,290,042)
Proceeds from sale or disposal of assets		1,527,481	944,798
Prepayments on flight equipment		(1,077,429)	(789,408)
Net proceeds from (issuances of) loans receivable		34,136	(95,880)
Other		803	(20,756)
Net cash used in investing activities		(1,692,415)	(2,251,288)
Issuance of debt		2,796,670	2,327,579
Repayment of debt		(3,579,662)	(2,590,220)
Debt issuance and extinguishment costs paid, net of debt premium received		(37,165)	(35,627)
Maintenance payments received		442,130	378,292
Maintenance payments returned		(178,364)	(109,522)
Security deposits received		122,433	193,524
Security deposits returned		(105,500)	(114,150)
Dividend paid to non-controlling interest holders		0	(6,055)
Repurchase of shares and tax withholdings on share-based compensation		(722,974)	(790,013)
Dividends paid on ordinary shares		(41,806)	0
Net cash used in financing activities		(1,304,238)	(746,192)
Net decrease in cash, cash equivalents and restricted cash		(212,140)	(440,884)
Effect of exchange rate changes		(1,091)	1,101
Cash, cash equivalents and restricted cash at beginning of period		1,825,466	1,756,770
Cash, cash equivalents and restricted cash at end of period		1,612,235	1,316,987
Supplemental cash flow information:
Interest paid, net of amounts capitalized		868,666	821,700
Income taxes paid, net		14,263	6,657
End-of-Lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense		51,841	140,686
MR contract maintenance rights write-off offset by maintenance liability release		34,988	16,594
EOL contract maintenance rights write-off offset by EOL compensation received		97,289	57,541
Maintenance rights write-off	[1]	$ 184,118	$ 214,821

[1]	Maintenance rights write-off consisted of the following:

End-of-Lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense	$51,841	$140,686
MR contract maintenance rights write-off offset by maintenance liability release	34,988	16,594
EOL contract maintenance rights write-off offset by EOL compensation received	97,289	57,541
Maintenance rights write-off	$184,118	$214,821